Income Taxes - Reconciliation of liabilities associated with uncertain tax positions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance as of January 1,	¥ 28,182	¥ 27,612	¥ 26,131
Increase related to current year tax positions	148	570	1,481
Balance as of December 31,	¥ 28,330	¥ 28,182	¥ 27,612